Significant Accounting Policies (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,443,067	1,789,525	182,667	79,393
Warrant [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	1,374,667	1,731,525	124,667	38,193
Stock Option [Member]
Dilutive Securities excluded from the Computation of Diluted Loss Per Share	68,400	58,000	58,000	41,200